Basis of Presentation and Summary of Significant Accounting Policies - Capitalized Internal-Use Software Costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2019	Feb. 29, 2020	Feb. 28, 2019
Property, Plant and Equipment [Line Items]
Amortization expenses			$ 3,977	$ 4,382	$ 8,516	$ 9,391
Capitalized internal-use software
Property, Plant and Equipment [Line Items]
Useful life			3 years		3 years
Capitalized cost	$ 85	$ 0	$ 374	0	$ 3,005	1,943
Amortization expenses	$ 1,120	$ 1,054	$ 2,131	$ 2,431	$ 4,533	$ 5,836